Income Taxes (Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Current
Federal	$ 54.4	$ 57.4	$ 21.6
State	5.3	(1.1)	3.5
Foreign	4.0	9.3	0.2
Total current	63.7	65.6	25.3
Deferred
Federal	3.5	(0.2)	18.2
State	(2.5)	1.0	(2.3)
Foreign	(2.0)	0.1	(1.7)
Total deferred	(1.0)	0.9	14.2
Provision for income taxes	$ 62.7	$ 66.5	$ 39.5